Business Segment and Geographical Information (Tables)	3 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of Distribution of Revenue by Geographical Area	The distribution of revenue by geographical area was as follows:

	Three Months Ended
	March 31, 2025	March 31, 2024
	(in thousands)
Ireland	$722,902	$652,685
Rest of Europe	374,012	390,215
U.S.	671,727	809,485
Rest of World	232,691	238,001
Total	$2,001,332	$2,090,386

Schedule of Distribution of Income from Operations by Geographical Area	The distribution of income from operations by geographical area was as follows:

	Three Months Ended
	March 31, 2025	March 31, 2024
	(in thousands)
Ireland	$157,318	$251,816
Rest of Europe	36,474	53,809
U.S.	67,505	77,968
Rest of World	17,210	18,402
Sub-total	$278,507	$401,995
Amortization of intangible assets	(58,946)	(116,498)
Total	$219,561	$285,497

Schedule of Distribution of Depreciation and Amortization by Geographical Area	The distribution of long-lived assets (property, plant and equipment and operating right-of-use assets), net, by geographical area was as follows:

	March 31, 2025	December 31, 2024
	(in thousands)
Ireland	$232,558	$234,175
Rest of Europe	91,025	88,556
U.S.	137,222	145,391
Rest of World	64,825	62,359
Total	$525,630	$530,481